SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Event
SUBSEQUENT EVENT

NOTE 18:- SUBSEQUENT EVENT

Against the backdrop of the recent military conflict of Russia and Ukraine and the rising tensions between the U.S. and other countries, on the one hand, and Russia, on the other hand, major economic sanctions and export controls restrictions on Russia and various Russian entities were imposed by the U.S., European Union and the United Kingdom in February 2022, and additional sanctions and restrictions may be imposed in the future. Theses sanctions and restrictions may materially restrict the Company’s business in Russia which mainly includes exports to Russia, which amounted to approximately $6,300 in 2021, and may delay or prevent the Company from collecting funds and perform money transfers from Russia. While the Company’s business in Russia is of limited in scope and not material to the Company’s consolidated results, these restrictions may cause a reduction of the Company’s sales and financial results. In Addition, The Company receives manufacturing services from a global manufacturer’s facility in Ukraine. While the manufacturer assured the Company that the operations of the plant have not been interrupted by the military situation in Ukraine and has a recovery plan in place, there is no assurance that negative developments in the area in the future will not disrupt the Company’s business and materially adversely affect the Company’s business.